Consolidated Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Current assets
Cash	$ 20,399	$ 12,737
Bonds and money market funds	19,955	8,031
Trade and other receivables	10,487	12,430
Tax credits and grants receivable	441	755
Inventories	29,141	25,145
Prepaid expenses and deposits	10,745	5,189
Derivative financial assets	740	520
Total current assets	91,908	64,807
Non-current assets
Property and equipment	743	865
Right-of-use-assets	2,111	2,618
Intangible assets	21,388	24,529
Deferred financing costs	621	0
Other asset	2,441	7,323
Total non-current assets	27,304	35,335
Total assets	119,212	100,142
Current liabilities
Accounts payable and accrued liabilities	40,376	34,815
Provisions	4,123	1,947
Other obligations	0	4,666
Current portion of lease liabilities	463	425
Income taxes payable	60	16
Deferred revenue	54	50
Total current liabilities	45,076	41,919
Non-current liabilities
Convertible unsecured senior notes	54,227	52,403
Lease liabilities	2,055	2,555
Other liabilities	94	41
Total non-current liabilities	56,376	54,999
Total liabilities	101,452	96,918
Equity
Share capital and warrants	335,752	287,312
Equity component of convertible unsecured senior notes	4,457	4,457
Contributed surplus	12,843	12,065
Deficit	(335,248)	(300,129)
Accumulated other comprehensive loss	(44)	(481)
Total equity	17,760	3,224
Total liabilities and equity	$ 119,212	$ 100,142